Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,095,384,258.73
Previously Paid Amount	153.10
Total Fee Amount	167,703.33
Total Offset Amount	0.00
Net Fee	$ 167,550.23